NOTE 1 - NATURE OF BUSINESS (Details Narrative) (Annual Report [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Annual Report [Member]
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Accumulated Deficit	$ (11,295)	$ (3,268)